Significant Accounting Policies and Practices - Schedule of Revenue Disaggregated By Revenue Source (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Revenue Disaggregated By Revenue Source [Line Items]
Total revenue	$ 1,295,542	$ 807,009	$ 1,498,874	$ 1,916,453
Agency (Managed Services & Branded Content) [Member]
Schedule of Revenue Disaggregated By Revenue Source [Line Items]
Total revenue	202,825	383,385	714,548	759,348
Platform (Creator Subscriptions) [Member]
Schedule of Revenue Disaggregated By Revenue Source [Line Items]
Total revenue	256,755	423,624	$ 736,567	$ 1,123,242
Air Mobility [Member]
Schedule of Revenue Disaggregated By Revenue Source [Line Items]
Total revenue	806,713
Ecommerce [Member]
Schedule of Revenue Disaggregated By Revenue Source [Line Items]
Total revenue	$ 29,249